OPERATING LEASE RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING LEASE RIGHT-OF-USE ASSETS.
Schedule of Operating lease right-of-use assets

	2021	2020
Facilities	1,290	1,584
Equipment	158	237
Furniture, fixture, and fittings and other	107	74
Total net operating lease right of use	1,555	1,895